Schedule of Components of Lease Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Leases
Fixed lease revenues		$ 878	$ 718
Variable lease revenues	[1]	282	171
Lease revenues	[2],[3]	$ 1,160	$ 889
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Rental revenue	Rental revenue

[1]	Includes reimbursements for property taxes, insurance, and common area maintenance services.
[2]	Excludes straight-line rent of less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.
[3]	Excludes lease intangible amortization of $0.3 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively.